Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2019	Dec. 31, 2018	Mar. 31, 2019	Jul. 17, 2019	Jun. 11, 2019
Related Party Transaction [Line Items]
Due to related parties		$ 3,133,866				$ 58,556
Roivant Sciences Ltd. (RSL) [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 2,500,000						$ 2,900,000	$ 5,000,000
Prepayment of related party debt	$ 2,500,000
Convertible Promissory note converted, shares issued	511,178
Business combination shares exchanged	250,000
Due to related parties Other payables		200,000
Service Agreements [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts		400,000	$ 600,000	$ 1,000,000	$ 2,000,000	2,270,961
Partners capital contributions		300,000		$ 900,000		2,230,398
Service Agreements [Member] | Roivant Sciences Ltd. (RSL) [Member]
Related Party Transaction [Line Items]
Due to related parties		100,000				$ 40,563
Service Agreements [Member] | Roivant Sciences Ltd. (RSL) [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 200,000